HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 4,290		¥ 3,927	¥ 3,900
Utilities	685		603	507
Personnel costs	4,684		3,683	3,022
Depreciation and amortization	1,329		1,414	1,413
Consumable, food and beverage	1,327		1,026	969
Others	2,026		1,607	1,471
Total	¥ 14,341	$ 2,021	¥ 12,260	¥ 11,282